United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  8/31/09

Date of Reporting Period:  Six months ended 2/28/09

Item 1.                      Reports to Stockholders

Federated Enhanced Duration Active Cash Core Fund

A Portfolio of Federated Core Trust
SEMI-ANNUAL SHAREHOLDER REPORT
February 28, 2009

FINANCIAL HIGHLIGHTS

SHAREHOLDER EXPENSE EXAMPLE

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

PORTFOLIO OF INVESTMENTS

STATEMENT OF ASSETS AND LIABILITIES

STATEMENT OF OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

QUARTERLY PORTFOLIO SCHEDULE

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout the Period)

Period Ended (unaudited)
2/28/2009 [1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.15
Net realized and unrealized loss on investments and futures contracts	(0.16)
TOTAL FROM INVESTMENT OPERATIONS	(0.01)
Less Distributions:
Distributions from net investment income	(0.15)
Distributions from net realized gain on futures contracts	(0.01)
TOTAL DISTRIBUTIONS	(0.16)
Net Asset Value, End of Period	$9.83
Total Return[2]	(0.07)%

Ratios to Average Net Assets:
Net expenses	0.00%[3]
Net investment income	3.18%[3]
Expense waiver/reimbursement[4]	24.51%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$983
Portfolio turnover	6%
1Reflects operations for the period from September 3, 2008 (date of initial investment) to February 28, 2009.

2Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3Computed on an annualized basis.

4This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 20081 to February 28, 2009.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 9/1/2008	Ending Account Value 2/28/2009	Expenses Paid During Period[1]
Actual	$1,000	$999.30	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.79	$0.00

1“Actual” expense information is for the period from September 3, 2008 (date of initial investment) to February 28, 2009. Actual expenses are equal to the Fund’s annualized net expense ratio of 0.00%, multiplied by 179/365 (to reflect the period from initial investment to February 28, 2009). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half-year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).

Portfolio of Investments Summary Table (unaudited)

At February 28, 2009, the Fund’s portfolio composition1 was as follows:

Security	Percentage of Total Net Assets[2]
Mortgage-Backed Securities[3]	37.9%
Asset-Backed Securities	28.1%
Corporate Debt Securities	20.5%
Foreign Debt Securities	0.3%
Derivative Contracts[4]	(0.4)%
Cash Equivalents[5]	15.4%
Other Assets and Liabilities—Net[6]	(1.8)%
TOTAL	100.0%

1See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.

2As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and collateralized mortgage obligations securities.

4Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

5Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

6Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

February 28, 2009 (unaudited)

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—28.1%
$87,000		Bank One Issuance Trust 2004-A7, Class A, 0.581%, 5/15/2014	$79,003
110,000		Bank of America Credit Card Trust Series 2008-A5, Class A5, 1.655%, 12/16/2013	104,297
100,000		MBNA Credit Card Master Note Trust Series 2004-A2, Class A2, 0.611%, 7/15/2013	92,905
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $291,025)	276,205
		COLLATERALIZED MORTGAGE OBLIGATIONS—37.9%
		Federal Home Loan Mortgage Corporation—1.9%
18,770		0.805%, 12/15/2016, REMIC 2551 CF	18,638
		Federal National Mortgage Association—36.0%
98,642		0.974%, 6/25/2032, REMIC 2002-36 FS	95,667
259,351		0.874%, 1/25/2030, REMIC 2003-123 NF	258,741
		TOTAL	354,408
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $374,347)	373,046
		CORPORATE BONDS—17.0%
		Consumer Cyclical - Retailers—2.5%
25,000		CVS Caremark Corp., Floating Rate Note, 2.503%, 6/1/2010	24,219
		Financial Institution - Banking—4.8%
50,000		J.P. Morgan Chase & Co., Floating Rate Note, 1.348%, 5/16/2011	46,990
		Financial Institution - Finance Noncaptive—4.8%
50,000		General Electric Capital Corp., Floating Rate Note, 1.209%, 1/26/2011	47,431
		Financial Institution - Insurance - Health—4.9%
50,000		UnitedHealth Group, Inc., Floating Rate Note, 1.705%, 6/21/2010	48,273
		TOTAL CORPORATE BONDS (IDENTIFIED COST $169,832)	166,913
		MUTUAL FUNDS—19.3%[1]
150,103	[2]	Prime Value Obligations Fund, Institutional Shares, 1.32%	150,103
8,411		High Yield Bond Portfolio	39,615
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $197,118)	189,718
		TOTAL INVESTMENTS—102.3% (IDENTIFIED COST $1,032,322)[3]	1,005,882
		OTHER ASSETS AND LIABILITIES–NET–(2.3)%[4]	(22,679)
		TOTAL NET ASSETS –100%	$983,203
At February 28, 2009, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
5U.S. Treasury Notes 10-Year Long Futures	3	$360,094	June 2009	$(4,403)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities – Net”.

1Affiliated companies.

27-Day net yield.

3Also represents cost for federal tax purposes.

4Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

5Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices and Investments in Mutual Funds	$189,718	$(4,403)
Level 2—Other Significant Observable Inputs	816,164	—
Level 3—Significant Unobservable Inputs	—	—
TOTAL	$1,005,882	$(4,403)
*Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2009 (unaudited)

Assets:
Total investments in securities, at value including $189,718 of investments in affiliated issuers (Note 5) (identified cost $1,032,322)		$1,005,882
Restricted cash		6,600
Income receivable		958
Prepaid expenses		1,553
TOTAL ASSETS		1,014,993
Liabilities:
Payable for daily variation margin	$141
Payable for custodian fees	4,673
Payable for transfer and dividend disbursing agent fees and expenses	3,839
Payable for auditing fees	11,299
Payable for legal fees	644
Payable for portfolio accounting fees	11,194
TOTAL LIABILITIES		31,790
Net assets for 100,000 shares outstanding		$983,203
Net Assets Consist of:
Paid-in capital		$1,000,000
Net unrealized depreciation of investments and futures contracts		(30,843)
Accumulated net realized gain on investments and futures contracts		13,856
Undistributed net investment income		190
TOTAL NET ASSETS		$983,203
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$983,203 ÷ 100,000 shares outstanding, no par value, unlimited shares authorized		$9.83
See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended February 28, 20091 (unaudited)

Investment Income:
Dividends received from affiliated issuers (Note 5)			$3,967
Interest			11,123
TOTAL INCOME			15,090
Expenses:
Investment adviser fee (Note 5)		$474
Administrative personnel and services fee (Note 5)		73,151
Custodian fees		6,435
Transfer and dividend disbursing agent fees and expenses		3,847
Auditing fees		11,299
Legal fees		4,654
Portfolio accounting fees		13,768
Insurance premiums		2,407
Miscellaneous		197
TOTAL EXPENSES		116,232
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(474)
Waiver of administrative personnel and services fee	(73,151)
Reimbursement of other operating expenses	(42,607)
TOTAL WAIVERS AND REIMBURSEMENTS		(116,232)
Net expenses			—-
Net investment income			15,090
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on futures contracts			14,886
Net change in unrealized depreciation of investments			(26,440)
Net change in unrealized depreciation of futures contracts			(4,403)
Net realized and unrealized loss on investments and futures contracts			(15,957)
Change in net assets resulting from operations			$(867)
1Reflects operations for the period from September 3, 2008 (date of initial investment) to February 28, 2009.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Period Ended (unaudited) 2/28/2009 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$15,090
Net realized gain on futures contracts	14,886
Net change in unrealized depreciation of investments and futures contracts	(30,843)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(867)
Distributions to Shareholders:
Distributions from net investment income	(14,900)
Distributions from net realized gain on futures contracts	(1,030)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,930)
Share Transactions:
Proceeds from sale of shares	1,000,000
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,000,000
Change in net assets	983,203
Net Assets:
Beginning of period	—
End of period (including undistributed net investment income of $190)	$983,203
1Reflects operations for the period from September 3, 2008 (date of initial investment) to February 28, 2009.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2009 (unaudited)

1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Enhanced Duration Active Cash Core Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund’s investment objective is to provide total return. Currently, the Fund is only available for purchase by other Federated funds and their affiliates, other investment companies or insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes” on September 3, 2008. As of and during the period ended February 28, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2009, tax year 2009 will be subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the period ended February 28, 2009, the Fund had a net realized gain on futures contracts of $14,886.

Futures contracts outstanding at period end are listed after the Fund’s portfolio of investments.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:

	Period Ended 2/28/2009	[1]
Shares sold	100,000
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	100,000
1Reflects operations for the period from September 3, 2008 (date of initial investment) to February 28, 2009.

4. FEDERAL TAX INFORMATION
At February 28, 2009, the cost of investments for federal tax purposes was $1,032,322. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $26,440. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $38 and net unrealized depreciation from investments for those securities having an excess of cost over value of $26,478.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.10% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the period ended February 28, 2009, the Adviser voluntarily waived $405 of its fee and voluntarily reimbursed $42,607 of other operating expenses.

Certain of the Fund’s assets are managed by Dix Hills Partners, LLC (the “Sub-Adviser”). Under the terms of the sub-adviser agreement between the Adviser and Sub-Adviser, the Sub-Adviser has agreed to sub-advise the Fund at no charge.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended February 28, 2009, FAS waived its entire fee of $73,151.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the period ended February 28, 2009, the Adviser reimbursed $69. Transactions with the affiliated companies during the period ended February 28, 2009 were as follows:

Affiliates	Balance of Shares Held 9/3/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 2/28/2009	Value	Dividend Income
High Yield Bond Portfolio	—	8,411	0	8,411	$39,615	$1,913
Prime Value Obligations Fund, Institutional Shares	—	1,168,856	1,018,753	150,103	$150,103	$2,054
TOTAL OF AFFILIATED TRANSACTIONS	—	1,177,267	1,018,753	158,514	$189,718	$3,967

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended February 28, 2009, were as follows:

Purchases	$506,615
Sales	$—

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of February 28, 2009, there were no outstanding loans. During the period ended February 28, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of February 28, 2009, there were no outstanding loans. During the period ended February 28, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS
Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS
In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has concluded that the adoption of FAS 161 is not expected to have a material impact on the Fund’s net assets or results of operations.

Evaluation and Approval of Advisory Contract – May 2008

FEDERATED ENHANCED DURATION ACTIVE CASH CORE FUND (THE “FUND”)
The Fund’s Board reviewed the Fund’s proposed investment advisory and subadvisory contracts at meetings held in May 2008. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information provided by, the Federated organization, and based on Federated’s recommendation to go forward with development of the Fund. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. Although the Adviser will charge the Fund an investment advisory fee for its services, the Adviser has agreed to waive its fee and/or reimburse the Fund so that total fund expenses are zero. In addition, the Adviser or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the proposed advisory and subadvisory contracts.

As previously noted, the Adviser will charge the Fund an investment advisory fee for its services but has agreed to waive its fee and/or reimburse the Fund so that total fund expenses are zero; however, the Board did consider the anticipated compensation and benefits to be received by the Adviser and subadviser. This includes any fees that may be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund’s advisory and subadvisory contracts to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel. The Board’s consideration of the proposed advisory and subadvisory contracts included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s and subadviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s investment objectives; the Fund’s overall estimated expense structure; the nature, quality and extent of the advisory, subadvisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the likely preferences and expectations of anticipated Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Fund’s expenses will remain at zero due to waiver of the investment advisory fee and/or reimbursement of other expenses, the Fund’s Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

Because the Board was considering the advisory and subadvisory contracts in the context of Federated’s proposal to create a new fund, the factors mentioned above relating to such matters as performance and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board’s governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the proposed advisory and subadvisory contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were necessarily relevant to the Fund, nor does the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no net advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that are relevant, the Board’s decision to approve the contracts reflects its determination that, based upon the information requested and supplied, Federated’s proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds (which the Board has found to be satisfactory with respect to such other funds), provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 31409N606

40319 (4/09)

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Core Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ John B. Fisher
John B. Fisher
Principal Executive Officer
Date	April 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2009